Debt - Unsecured Bonds (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 3,427	€ 4,044	€ 4,021
Unsecured bonds [Member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		3,291	3,134
Unsecured bonds [Member] | US Dollar [Member]
Debt - Text Details (Detail) [Line Items]
Unsecured bonds adjustments	[1]	€ (31)	(26)
UnsecuredUsdBondsDue60126715Percent [Member] | Long-term borrowings [member] | Effective interest rate [Member] | US Dollar [Member]
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		6.885%
UnsecuredUsdBondsDue60126715Percent [Member] | Unsecured bonds [Member] | US Dollar [Member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 119	114
Unsecured EUR Bonds Due 5 02 2024 3/4 percent [member] | Long-term borrowings [member] | Effective interest rate [Member] | Euro [Member]
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		0.861%
Unsecured EUR Bonds Due 5 02 2024 3/4 percent [member] | Unsecured bonds [Member] | Euro [Member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 500
Unsecured EUR Bonds Due 5 02 2028 1 3/8 Percent [member] | Long-term borrowings [member] | Effective interest rate [Member] | Euro [Member]
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		1.523%
Unsecured EUR Bonds Due 5 02 2028 1 3/8 Percent [member] | Unsecured bonds [Member] | Euro [Member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 500
Unsecured EUR Bonds Due 9 06 2019 [member] | Unsecured bonds [Member] | Euro [Member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 500	500
Unsecured EUR Bonds Due 9 06 2023 0,5 percent [member] | Long-term borrowings [member] | Effective interest rate [Member] | Euro [Member]
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		0.634%
Unsecured EUR Bonds Due 9 06 2023 0,5 percent [member] | Unsecured bonds [Member] | Euro [Member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 500	500
phg_Unsecuredusdbondsdue110338678percent [Member] | Long-term borrowings [member] | Effective interest rate [Member] | US Dollar [Member]
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		7.21%
phg_Unsecuredusdbondsdue110338678percent [Member] | Unsecured bonds [Member] | US Dollar [Member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 636	668
phg_Unsecuredusdbondsdue31522334percent [Member] | Long-term borrowings [member] | Effective interest rate [Member] | US Dollar [Member]
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate	[2]	3.906%
phg_Unsecuredusdbondsdue31522334percent [Member] | Unsecured bonds [Member] | US Dollar [Member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings	[2]	€ 837
phg_Unsecuredusdbondsdue315425percent [Member] | Long-term borrowings [member] | Effective interest rate [Member] | US Dollar [Member]
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		5.273%
phg_Unsecuredusdbondsdue315425percent [Member] | Unsecured bonds [Member] | US Dollar [Member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 438	418
phg_Unsecuredusdbondsdue51525718percent [Member] | Long-term borrowings [member] | Effective interest rate [Member] | US Dollar [Member]
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		6.794%
phg_Unsecuredusdbondsdue51525718percent [Member] | Unsecured bonds [Member] | US Dollar [Member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 74	70
Unsecured USD Bonds Due 5 15 25 7 3/4 Percent [member] | Long-term borrowings [member] | Effective interest rate [Member] | US Dollar [Member]
Debt - Text Details (Detail) [Line Items]
Borrowings, interest rate		7.429%
Unsecured USD Bonds Due 5 15 25 7 3/4 Percent [member] | Unsecured bonds [Member] | US Dollar [Member]
Debt - Text Details (Detail) [Line Items]
Non-current portion of non-current borrowings		€ 55	€ 53

[1]	Adjustments related to both EUR and USD bonds and concern bond discounts and premium, transaction costs and fair value adjustments for interest rate derivatives.
[2]	In April 2018, Philips completed the early redemption of all the 3.750% USD bonds due 2022 with an aggregate principal amount of USD 1 billion.